Fees Summary	Nov. 04, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The amended and restated pricing supplement to which this Exhibit is attached is an amendment of the final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 128,888,400
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true